UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable

Semiannual Report to Shareholders	February 28, 2023

Invesco Conservative Income Fund

Nasdaq:

A: ICIVX ∎ Y: ICIYX ∎ Institutional: ICIFX ∎ R6: ICIRX

2	Fund Performance

3	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/22 to 2/28/23

Class A Shares	1.65%
Class Y Shares	1.60
Institutional Class Shares	1.62
Class R6 Shares	1.60
ICE BofA US Treasury Bill Index▼ (Broad Market/Style-Specific Index)	1.71
Lipper Ultra Short Obligations Funds Index∎ (Peer Group Index)	1.76
Source(s): ▼Bloomberg LP; ∎Lipper Inc.

*Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.

The ICE BofA US Treasury Bill Index tracks the performance of US dollar denominated US Treasury bills publicly issued in the US domestic market.

    The Lipper Ultra Short Obligation Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/23

Class A Shares
Inception	1.15%
5 Years	1.41
1 Year	1.53

Class Y Shares
Inception	1.24%
5 Years	1.51
1 Year	1.53

Institutional Class Shares
Inception (7/1/14)	1.25%
5 Years	1.52
1 Year	1.55

Class R6 Shares
Inception	1.27%
5 Years	1.55
1 Year	1.53

Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

    Class Y shares incepted on December 10, 2019. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

    Class R6 shares incepted on May 15, 2020. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A, Class Y, Institutional Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2	Invesco Conservative Income Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-56.61%(a)
Aerospace & Defense-0.70%
L3Harris Technologies, Inc.	3.85%	06/15/2023	$ 18,000	$ 17,925,060

Agricultural & Farm Machinery-0.97%
John Deere Capital Corp.	0.63%	09/10/2024	6,222	5,819,088
John Deere Capital Corp.	1.20%	04/06/2023	2,687	2,676,120
John Deere Capital Corp.	4.80%	01/09/2026	16,305	16,243,601
				24,738,809

Application Software-0.19%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,910,593

Asset Management & Custody Banks-0.33%
Bank of New York Mellon Corp. (The)(b)	5.22%	11/21/2025	8,333	8,307,910

Automobile Manufacturers-2.14%
BMW US Capital LLC (Germany)(c)	0.75%	08/12/2024	11,111	10,418,353
BMW US Capital LLC(c)	2.25%	09/15/2023	5,215	5,125,588
Hyundai Capital America(c)	1.00%	09/17/2024	11,628	10,824,129
Mercedes-Benz Finance North America LLC (Germany)(c)	5.50%	11/27/2024	15,000	15,047,372
Volkswagen Group of America Finance LLC (Germany)(c)	0.88%	11/22/2023	13,000	12,582,056
Volkswagen Group of America Finance LLC (Germany)(c)	3.13%	05/12/2023	595	592,207
				54,589,705

Construction Materials-0.31%
Vulcan Materials Co.	5.80%	03/01/2026	8,000	8,001,865

Consumer Finance-3.35%
American Honda Finance Corp.	0.75%	08/09/2024	11,200	10,506,071
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(d)	5.23%	05/10/2023	15,000	15,002,768
Capital One Financial Corp.	2.60%	05/11/2023	14,827	14,755,007
Capital One Financial Corp.	3.50%	06/15/2023	13,005	12,944,411
General Motors Financial Co., Inc.	3.70%	05/09/2023	6,236	6,217,538
Toyota Motor Credit Corp.	4.80%	01/10/2025	6,154	6,124,373
Toyota Motor Credit Corp. (SOFR + 0.32%)(d)	4.82%	04/06/2023	20,000	20,000,285
				85,550,453

Data Processing & Outsourced Services-0.52%
Fidelity National Information Services, Inc.	0.38%	03/01/2023	3,572	3,572,000
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,589,314
				13,161,314

Department Stores-0.34%
7-Eleven, Inc.(c)	0.80%	02/10/2024	9,000	8,598,990

Diversified Banks-18.10%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(c)(d)	5.18%	02/18/2025	7,500	7,498,212
Banco Santander S.A. (Spain)	3.89%	05/24/2024	17,000	16,646,089
Bank of America Corp.(b)	0.81%	10/24/2024	15,000	14,533,773
Bank of America Corp.	4.10%	07/24/2023	5,000	4,977,650
Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,179,264
Bank of Montreal (Canada), Series H	4.25%	09/14/2024	15,152	14,891,557
Bank of Montreal (Canada) (SOFR + 0.71%)(d)	5.07%	03/08/2024	13,044	13,080,572
Bank of Montreal (Canada)	5.20%	12/12/2024	13,333	13,299,756
Bank of Nova Scotia (The) (Canada)	1.63%	05/01/2023	15,000	14,919,268
Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,059,573
Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,776,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	$ 17,045	$ 16,826,284
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%)(d)	5.25%	03/17/2023	14,590	14,593,807
Commonwealth Bank of Australia (Australia)	5.08%	01/10/2025	10,000	9,989,170
Cooperatieve Rabobank U.A. (Netherlands)	5.00%	01/13/2025	19,762	19,713,536
Credit Suisse AG (Switzerland)	1.00%	05/05/2023	13,636	13,496,423
HSBC Holdings PLC (United Kingdom)(b)	0.73%	08/17/2024	11,407	11,125,993
ING Groep N.V. (Netherlands)	4.10%	10/02/2023	14,025	13,914,251
JPMorgan Chase & Co. (SOFR + 0.58%)(d)	5.01%	03/16/2024	15,000	15,003,260
Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(d)	5.09%	01/31/2024	15,000	15,035,829
Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	26,365	26,200,628
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.53%	09/13/2023	5,892	5,799,536
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.46%	03/02/2023	15,000	15,000,000
Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	10,885,298
Mizuho Bank Ltd. (Japan)(c)	3.60%	09/25/2024	13,000	12,624,296
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,289,507
Royal Bank of Canada (Canada)	3.97%	07/26/2024	20,000	19,617,088
Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,175,571
Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,308,068
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	10,838,432
Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	2.55%	03/10/2025	5,122	4,816,037
Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,257,488
Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	11,776,693
Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	11,873,648
Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	14,822,845
Wells Fargo & Co.	3.75%	01/24/2024	14,890	14,669,994
				461,516,325

Diversified Capital Markets-0.80%
Macquarie Group Ltd. (Australia)(c)	6.21%	11/22/2024	15,000	15,141,557
UBS AG (Switzerland)(c)	0.70%	08/09/2024	5,722	5,360,564
				20,502,121

Electric Utilities-2.66%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,415,852
Florida Power & Light Co. (SOFR + 0.25%)(d)	4.83%	05/10/2023	17,392	17,387,123
NextEra Energy Capital Holdings, Inc.	0.65%	03/01/2023	15,460	15,460,000
NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	7,456	7,318,143
NextEra Energy Capital Holdings, Inc. (SOFR + 0.54%)(d)	4.85%	03/01/2023	3,704	3,704,000
NextEra Energy Capital Holdings, Inc.	6.05%	03/01/2025	5,768	5,806,205
Southern Co. (The), Series 2021 (SOFR + 0.37%)(d)	4.95%	05/10/2023	10,526	10,522,090
Tampa Electric Co.	3.88%	07/12/2024	3,188	3,115,825
				67,729,238

Gas Utilities-0.71%
Atmos Energy Corp. (3 mo. USD LIBOR + 0.38%)(d)	5.10%	03/09/2023	9,756	9,756,457
CenterPoint Energy Resources Corp. (3 mo. USD LIBOR + 0.50%)(d)	5.28%	03/02/2023	8,333	8,333,000
				18,089,457

Health Care Distributors-0.62%
AmerisourceBergen Corp.	0.74%	03/15/2023	4,502	4,493,890
McKesson Corp.	3.80%	03/15/2024	11,593	11,409,330
				15,903,220

Health Care REITs-0.48%
Welltower OP LLC REITs	3.63%	03/15/2024	12,500	12,245,597

Health Care Services-0.68%
Cigna Group (The)	5.69%	03/15/2026	17,369	17,368,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Telecommunication Services-0.80%
AT&T, Inc. (SOFR + 0.64%)(d)	5.10%	03/25/2024	$ 9,918	$ 9,918,588
Verizon Communications, Inc. (SOFR + 0.50%)(d)	4.95%	03/22/2024	10,417	10,412,014
				20,330,602

Investment Banking & Brokerage-2.39%
Goldman Sachs Group, Inc. (The)	3.00%	03/15/2024	14,084	13,716,690
Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,866,986
Morgan Stanley(b)	0.73%	04/05/2024	10,714	10,659,721
Morgan Stanley(b)	3.62%	04/17/2025	12,230	11,951,082
Morgan Stanley (SOFR + 0.47%)(d)	5.04%	11/10/2023	7,999	7,999,785
Morgan Stanley (SOFR + 0.63%)(d)	5.18%	01/24/2025	10,844	10,822,995
				61,017,259

Life & Health Insurance-8.78%
Athene Global Funding(c)	0.95%	01/08/2024	10,000	9,613,098
Athene Global Funding(c)	2.75%	06/25/2024	7,772	7,407,389
Athene Global Funding(c)	2.80%	05/26/2023	16,291	16,200,639
Athene Global Funding (SOFR + 0.70%)(c)(d)	5.28%	05/24/2024	25,000	24,850,709
Brighthouse Financial Global Funding(c)	0.60%	06/28/2023	3,255	3,204,047
Brighthouse Financial Global Funding(c)	1.75%	01/13/2025	12,728	11,734,906
Equitable Financial Life Global Funding(c)	0.50%	11/17/2023	14,500	13,989,674
Equitable Financial Life Global Funding(c)	0.80%	08/12/2024	11,429	10,717,729
Equitable Financial Life Global Funding (SOFR + 0.39%)(c)(d)	4.89%	04/06/2023	20,000	19,993,266
GA Global Funding Trust(c)	0.80%	09/13/2024	10,909	10,048,467
Jackson National Life Global Funding(c)	5.50%	01/09/2026	16,667	16,674,791
MassMutual Global Funding II (SOFR + 0.36%)(c)(d)	4.87%	04/12/2024	10,020	10,008,702
New York Life Global Funding(c)	1.10%	05/05/2023	3,244	3,218,599
New York Life Global Funding(c)	3.15%	06/06/2024	9,524	9,265,474
Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,268,960
Principal Life Global Funding II(c)	0.75%	08/23/2024	8,695	8,092,598
Principal Life Global Funding II (SOFR + 0.45%)(c)(d)	4.96%	04/12/2024	5,883	5,884,818
Protective Life Global Funding(c)	0.63%	10/13/2023	4,082	3,960,801
Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,329,008
Protective Life Global Funding(c)	5.37%	01/06/2026	10,339	10,396,340
				223,860,015

Life Sciences Tools & Services-0.64%
Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	12,838,240
Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,375,017
				16,213,257

Managed Health Care-0.46%
Humana, Inc.	0.65%	08/03/2023	3,889	3,812,992
Humana, Inc.	5.70%	03/13/2026	7,921	7,925,070
				11,738,062

Multi-line Insurance-1.18%
Metropolitan Life Global Funding I(c)	5.00%	01/06/2026	17,242	17,206,711
USAA Capital Corp.(c)	1.50%	05/01/2023	12,960	12,886,669
				30,093,380

Office REITs-0.58%
Boston Properties L.P.	3.80%	02/01/2024	15,000	14,741,582

Oil & Gas Refining & Marketing-0.29%
Phillips 66	0.90%	02/15/2024	7,814	7,481,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas Storage & Transportation-1.62%

Enbridge, Inc. (Canada) (SOFR + 0.63%)(d)	5.20%	02/16/2024	$ 5,756	$ 5,744,751

Enterprise Products Operating LLC	3.35%	03/15/2023	11,150	11,142,061

Kinder Morgan Energy Partners L.P.	4.30%	05/01/2024	19,180	18,911,493

Williams Cos., Inc. (The)	5.40%	03/02/2026	5,495	5,497,516

				41,295,821

Other Diversified Financial Services-0.28%

Corebridge Global Funding(c)	0.80%	07/07/2023	7,317	7,212,093

Packaged Foods & Meats-0.26%

Unilever Capital Corp.	0.63%	08/12/2024	7,000	6,555,389

Paper Products-0.46%

Georgia-Pacific LLC(c)	3.73%	07/15/2023	11,850	11,780,754

Pharmaceuticals-1.22%

Bayer US Finance II LLC (Germany)(c)	3.88%	12/15/2023	9,000	8,880,444

Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,095,437

Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,231,266

				31,207,147

Regional Banks-0.70%

KeyCorp(b)	3.88%	05/23/2025	18,316	17,926,925

Restaurants-0.25%

Starbucks Corp. (SOFR + 0.42%)(d)	5.00%	02/14/2024	6,318	6,309,877

Retail REITs-0.14%

Realty Income Corp.	5.05%	01/13/2026	3,687	3,653,704

Semiconductors-0.78%

NVIDIA Corp.	0.31%	06/15/2023	20,000	19,767,918

Soft Drinks-0.85%

Keurig Dr Pepper, Inc.	0.75%	03/15/2024	18,500	17,604,570

PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,155,794

				21,760,364

Specialized Finance-0.35%

Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(c)(d)	4.81%	03/11/2024	8,905	8,912,831

Specialized REITs-0.40%

Public Storage (SOFR + 0.47%)(d)	5.01%	04/23/2024	10,257	10,258,091

Specialty Chemicals-0.19%

Sherwin-Williams Co. (The)	4.05%	08/08/2024	4,807	4,713,126

Technology Hardware, Storage & Peripherals-0.39%

Apple, Inc.	0.75%	05/11/2023	10,009	9,925,533

Wireless Telecommunication Services-0.70%

Vodafone Group PLC (United Kingdom)	3.75%	01/16/2024	18,000	17,753,633

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,464,270,320)				1,443,648,515

Commercial Paper-24.22%(e)
Asset Management & Custody Banks-1.05%

Barclays Capital, Inc.	5.41%	02/02/2024	13,000	12,339,730

BofA Securities, Inc.	5.71%	11/03/2023	15,000	14,469,280

				26,809,010

Asset-Backed Securities - Fully Supported-0.78%

Legacy Capital Co. LLC; Series A(c)	2.94%	05/26/2023	20,000	19,767,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automobile Manufacturers-0.58%
Harley-Davidson Financial Services, Inc.(c)	5.53%	04/19/2023	$ 15,000	$ 14,893,917

Automotive Retail-0.75%

AutoNation, Inc.(c)	5.10%	03/01/2023	10,000	9,998,596
AutoNation, Inc.(c)	5.11%	03/06/2023	9,000	8,992,404
				18,991,000

Consumer Finance-1.63%

General Motors Financial Co., Inc.(c)	5.01%	03/09/2023	5,000	4,993,750

General Motors Financial Co., Inc.(c)	5.72%	04/12/2023	10,000	9,938,522

General Motors Financial Co., Inc.(c)	5.50%	05/22/2023	10,000	9,873,748
General Motors Financial Co., Inc.(c)	4.27%	06/06/2023	17,000	16,743,343
				41,549,363

Data Processing & Outsourced Services-0.31%
Fidelity National Information Services, Inc.(c)	4.95%	03/21/2023	8,000	7,977,637

Diversified Banks-9.35%

ANZ New Zealand (Int’l) Ltd.(c)	2.87%	05/25/2023	19,000	18,786,763

Bank of Montreal (Canada)	4.97%	10/05/2023	15,500	15,474,211

Barclays Bank PLC	5.41%	01/26/2024	15,000	14,269,762

BPCE S.A. (France)(c)	5.49%	01/09/2024	20,000	19,080,375

DNB Bank ASA (Norway)(c)	5.29%	02/06/2024	7,000	6,653,322

DNB Bank ASA (Norway)(c)	5.29%	02/08/2024	10,000	9,501,763

HSBC USA, Inc.(c)	5.65%	02/01/2024	20,000	18,996,703

Mizuho Bank Ltd.(c)	5.17%	02/01/2024	20,000	19,019,800

NatWest Markets PLC (United Kingdom); Series G(c)	5.67%	02/12/2024	30,000	28,381,965

Societe Generale S.A. (France)(c)	5.60%	11/14/2023	20,000	19,254,943

Toronto-Dominion Bank (The) (Canada)(c)	2.76%	05/16/2023	20,000	19,802,666

Toronto-Dominion Bank (The) (Canada)(c)	5.00%	09/26/2023	14,000	13,578,927

Westpac Banking Corp. (Australia)(c)	4.24%	08/30/2023	20,000	19,500,715
Westpac Banking Corp. (Australia)(c)	5.15%	01/04/2024	17,000	16,235,265
				238,537,180

Diversified Capital Markets-2.89%

Regatta Funding Co. LLC(c)	2.84%	05/16/2023	15,000	14,845,487

White Plains Capital Co. LLC(c)	5.63%	07/11/2023	20,000	19,618,733

White Plains Capital Co. LLC(c)	5.70%	07/18/2023	20,000	19,597,266
White Plains Capital Co. LLC(c)	5.68%	08/02/2023	20,000	19,550,328
				73,611,814

Electric Utilities-0.38%
Enel Finance America LLC (Italy)(c)	7.00%	09/06/2023	10,000	9,687,608

Gas Utilities-0.55%

WGL Holdings, Inc.(c)	5.26%	03/02/2023	2,800	2,799,283

WGL Holdings, Inc.(c)	5.27%	03/07/2023	3,250	3,247,078
WGL Holdings, Inc.(c)	5.22%	03/22/2023	8,000	7,977,198
				14,023,559

Independent Power Producers & Energy Traders-0.78%
RWE AG (Germany)(c)	5.37%	05/23/2023	20,000	19,749,380

Industrial Conglomerates-1.12%
3M Co.(c)	5.34%	02/05/2024	30,000	28,552,770

Integrated Telecommunication Services-1.31%

AT&T, Inc.(c)	5.61%	11/21/2023	15,000	14,402,498
AT&T, Inc.(c)	5.68%	12/19/2023	20,000	19,114,243
				33,516,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-1.14%
Macquarie Bank Ltd. (Australia) (SOFR + 0.60%)(c)(d)	4.78%	03/02/2023	$ 29,000	$ 29,000,812

Specialized Finance-0.39%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	5.05%	03/02/2023	10,000	9,997,357

Specialized REITs-1.21%

Crown Castle, Inc.(c)	5.38%	03/07/2023	11,000	10,989,188
Crown Castle, Inc.(c)	5.38%	04/04/2023	20,000	19,900,153
				30,889,341
Total Commercial Paper (Cost $618,252,914)				617,554,764

Asset-Backed Securities-10.15%
Auto Loans/Leases-8.00%

Capital One Prime Auto Receivables Trust; Series 2022-2, Class A2A	3.74%	09/15/2025	9,681	9,582,598

CarMax Auto Owner Trust; Series 2022-3, Class A2A	3.81%	09/15/2025	10,791	10,704,909

Chase Auto Owner Trust; Series 2022-AA, Class A2(c)	3.86%	10/27/2025	7,435	7,373,238

Chesapeake Funding II LLC; Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(c)(d)	5.24%	08/15/2032	1,642	1,642,199

Daimler Trucks Retail Trust; Series 2022-1, Class A2	5.07%	09/16/2024	15,000	14,988,940

DLLAD LLC; Series 2023-1A, Class A2(c)	5.19%	04/20/2026	5,250	5,221,671

Enterprise Fleet Financing LLC; Series 2020-2, Class A2(c)	0.61%	07/20/2026	6,471	6,342,686

Ford Credit Auto Lease Trust; Series 2023-A, Class A2A	5.19%	06/15/2025	5,250	5,243,617

Ford Credit Auto Owner Trust; Series 2018-2, Class A(c)	3.47%	01/15/2030	18,000	17,881,299

GM Financial Automobile Leasing Trust; Series 2022-3, Class A2A	4.01%	10/21/2024	6,745	6,700,064

Series 2023-1, Class A2A	5.27%	06/20/2025	5,000	5,000,600

Hyundai Auto Lease Securitization Trust; Series 2023-A, Class A2A(c)	5.20%	04/15/2025	6,000	5,994,806

Hyundai Auto Receivables Trust; Series 2022-B, Class A2A	3.64%	05/15/2025	9,630	9,542,237

Series 2022-C, Class A2A	5.35%	11/17/2025	11,000	11,000,851

John Deere Owner Trust; Series 2022-B, Class A2	3.73%	06/16/2025	8,000	7,924,485

Series 2022-C, Class A2	4.98%	08/15/2025	10,730	10,697,854

Mercedes-Benz Auto Receivables Trust; Series 2022-1, Class A2	5.26%	10/15/2025	7,750	7,749,816

Series 2023-1, Class A2	5.09%	01/15/2026	4,190	4,181,192

Nissan Auto Lease Trust; Series 2022-A, Class A2A	3.45%	08/15/2024	12,376	12,281,000

Series 2023-A, Class A2A	5.10%	03/17/2025	5,000	4,989,612

Toyota Auto Receivables Owner Trust; Series 2022-C, Class A2A	3.83%	08/15/2025	4,600	4,558,505

Series 2022-D, Class A2A	5.27%	01/15/2026	4,432	4,430,779

Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	1,210	1,199,544

World Omni Auto Receivables Trust; Series 2022-C, Class A2	3.73%	03/16/2026	14,000	13,846,941
Series 2022-D, Class A2A	5.51%	03/16/2026	15,000	15,030,033
				204,109,476

Equipment Leasing-0.69%

Dell Equipment Finance Trust; Series 2022-2, Class A2(c)	4.03%	07/22/2027	11,000	10,895,182

MMAF Equipment Finance LLC; Series 2020-A, Class A2(c)	0.74%	04/09/2024	554	550,288
Series 2022-B, Class A2(c)	5.57%	09/09/2025	6,017	6,014,585
				17,460,055

Specialized Finance-1.46%

Navient Private Education Refi Loan Trust; Series 2020-FA, Class A(c)	1.22%	07/15/2069	7,718	6,869,878

Series 2021-FA, Class A(c)	1.11%	02/18/2070	3,960	3,365,714

Synchrony Card Funding LLC; Series 2022-A2, Class A	3.86%	07/15/2028	20,000	19,469,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance-(continued)

Verizon Master Trust; Series 2022-5, Class A1A(f)	3.72%	07/20/2027	$ 7,500	$ 7,399,822

				37,104,730

Total Asset-Backed Securities (Cost $261,879,169)				258,674,261

Certificates of Deposit-5.84%
Diversified Banks-5.84%

Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.50%)(d)	4.71%	03/03/2023	25,000	25,000,903

Natixis S.A.	5.55%	12/07/2023	20,000	20,003,912

Standard Chartered Bank (United Kingdom)	5.53%	12/14/2023	20,000	19,996,140

Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(d)	4.31%	02/12/2024	24,000	24,055,211

Sumitomo Mitsui Banking Corp. (Japan)	2.70%	04/27/2023	15,000	14,951,840

Sumitomo Mitsui Banking Corp. (Japan)	3.00%	07/03/2023	45,300	44,994,844

Total Certificates of Deposit (Cost $149,300,000)				149,002,850

U.S. Treasury Securities-0.76%
U.S. Treasury Bills-0.76%(e)

U.S. Treasury Bills (Cost $19,513,197)	4.12%	10/05/2023	20,000	19,435,986

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-97.58% (Cost $2,513,215,600)				2,488,316,376

			Repurchase Amount
Repurchase Agreements-4.51%(g)

Citigroup Global Markets, Inc., joint open agreement dated 10/19/2022 (collateralized by agency and non-agency mortgage-backed securities, commercial paper, corporate obligations and non-agency asset-backed securities valued at $211,287,302; 0.00% - 14.00%; 08/22/2023 - 02/20/2073)(h)	5.27%	03/01/2023	30,122,550	30,000,000

Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $263,063,470 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $289,458,283; 0.00% - 30.00%; 03/01/2023 - 04/01/2069)(i)	5.22%	04/20/2023	40,161,744	40,000,000

J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by corporate obligations valued at $82,497,916; 0.00% - 13.38%; 06/15/2023 - 03/15/2051)(h)	4.87%	03/01/2023	45,169,825	45,000,000

Total Repurchase Agreements (Cost $115,000,000)				115,000,000

TOTAL INVESTMENTS IN SECURITIES-102.09% (Cost $2,628,215,600)				2,603,316,376

OTHER ASSETS LESS LIABILITIES-(2.09)%				(53,178,504)

NET ASSETS-100.00%				$2,550,137,872

Investment Abbreviations:

LIBOR -London Interbank Offered Rate
REITs -Real Estate Investment Trusts
SOFR -Secured Overnight Financing Rate
USD -U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,089,705,797, which represented 42.73% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal amount equals value at period end. See Note 1I.
(h)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Conservative Income Fund

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2023

U.S. Dollar Denominated Bonds & Notes	55.5%

Commercial Paper	23.7

Asset-Backed Securities	9.9

Certificates of Deposit	5.7

Repurchase Agreements	4.4

Security Type, each less than 1% of Total Investments	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $2,513,215,600)	$2,488,316,376

Repurchase agreements, at value and cost	115,000,000

Cash	555,602

Receivable for:
Fund shares sold	586,544

Interest	11,909,887

Fund expenses absorbed	158,688

Investment for trustee deferred compensation and retirement plans	29,270

Total assets	2,616,556,367

Liabilities:
Payable for:
Investments purchased	59,349,518

Fund shares reacquired	5,899,626

Dividends	35,988

Accrued fees to affiliates	1,063,253

Accrued trustees’ and officers’ fees and benefits	5,563

Accrued operating expenses	35,277

Trustee deferred compensation and retirement plans	29,270

Total liabilities	66,418,495

Net assets applicable to shares outstanding	$2,550,137,872

Net assets consist of:
Shares of beneficial interest	$2,582,972,283

Distributable earnings (loss)	(32,834,411)

$2,550,137,872

Net Assets:
Class A	$376,713,643

Class Y	$363,876,630

Institutional Class	$1,807,054,538

Class R6	$2,493,061

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	37,839,282

Class Y	36,558,779

Institutional Class	181,539,904

Class R6	250,097

Class A:
Net asset value and offering price per share	$9.96

Class Y:
Net asset value and offering price per share	$9.95

Institutional Class:
Net asset value and offering price per share	$9.95

Class R6:
Net asset value and offering price per share	$9.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$42,125,684

Expenses:
Advisory fees	3,137,482

Administrative services fees	197,116

Custodian fees	3,160

Distribution fees:
Class A	238,362

Transfer agent fees - Class A	155,612

Transfer agent fees - Class Y	134,942

Transfer agent fees - Institutional Class	82,080

Transfer agent fees - Class R6	457

Trustees’ and officers’ fees and benefits	17,261

Registration and filing fees	105,748

Reports to shareholders	25,374

Professional services fees	39,926

Other	26,659

Total expenses	4,164,179

Less: Fees waived and expenses reimbursed	(119,270)

Net expenses	4,044,909

Net investment income	38,080,775

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(206,265)

Change in net unrealized appreciation of unaffiliated investment securities	6,226,887

Net realized and unrealized gain	6,020,622

Net increase in net assets resulting from operations	$44,101,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income	$38,080,775	$20,016,805

Net realized gain (loss)	(206,265)	(6,754,689)

Change in net unrealized appreciation (depreciation)	6,226,887	(39,016,011)

Net increase (decrease) in net assets resulting from operations	44,101,397	(25,753,895)

Distributions to shareholders from distributable earnings:
Class A	(6,396,942)	(4,409,439)

Class Y	(5,755,200)	(3,193,123)

Institutional Class	(25,787,630)	(15,599,220)

Class R6	(42,169)	(39,860)

Total distributions from distributable earnings	(37,981,941)	(23,241,642)

Share transactions-net:
Class A	(179,807,699)	(498,009,013)

Class Y	(36,417,246)	(169,358,928)

Institutional Class	(143,585,038)	(346,037,810)

Class R6	(1,220,021)	(3,838,165)

Net increase (decrease) in net assets resulting from share transactions	(361,030,004)	(1,017,243,916)

Net increase (decrease) in net assets	(354,910,548)	(1,066,239,453)

Net assets:
Beginning of period	2,905,048,420	3,971,287,873

End of period	$2,550,137,872	$2,905,048,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Conservative Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/23	$ 9.93	$0.13	$ 0.02	$ 0.15	$(0.13)	$ -	$(0.13)	$ 9.96	1.65%	$ 376,714	0.40	%(d)	0.43	%(d)	2.70	%(d)	21%
Year ended 08/31/22	10.08	0.05	(0.14)	(0.09)	(0.05)	(0.01)	(0.06)	9.93	(0.86)	555,442	0.40		0.44		0.51		53
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40		0.44		0.29		68
Year ended 08/31/20	10.05	0.16	0.05	0.21	(0.16)	-	(0.16)	10.10	2.16	822,964	0.40		0.45		1.60		42
Year ended 08/31/19	10.02	0.25	0.03	0.28	(0.25)	-	(0.25)	10.05	2.82	636,809	0.40		0.49		2.50		18
Period ended 08/31/18(e)	10.00	0.08	0.03	0.11	(0.09)	-	(0.09)	10.02	1.09	156,651	0.40	(d)	0.47	(d)	1.84	(d)	35
Class Y
Six months ended 02/28/23	9.93	0.14	0.02	0.16	(0.14)	-	(0.14)	9.95	1.60	363,877	0.30	(d)	0.33	(d)	2.80	(d)	21
Year ended 08/31/22	10.08	0.06	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)	9.93	(0.76)	399,304	0.30		0.34		0.61		53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26		0.34		0.43		68
Period ended 08/31/20(f)	10.04	0.13	0.03	0.16	(0.11)	-	(0.11)	10.09	1.64	448,154	0.28	(d)	0.32	(d)	1.72	(d)	42
Institutional Class
Six months ended 02/28/23	9.93	0.14	0.02	0.16	(0.14)	-	(0.14)	9.95	1.62	1,807,055	0.27	(d)	0.27	(d)	2.83	(d)	21
Year ended 08/31/22	10.08	0.07	(0.14)	(0.07)	(0.07)	(0.01)	(0.08)	9.93	(0.73)	1,946,594	0.27		0.27		0.64		53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26		0.27		0.43		68
Year ended 08/31/20	10.04	0.18	0.05	0.23	(0.18)	-	(0.18)	10.09	2.29	2,176,172	0.27		0.27		1.73		42
Year ended 08/31/19	10.01	0.26	0.03	0.29	(0.26)	-	(0.26)	10.04	2.93	1,915,600	0.30		0.31		2.60		18
Year ended 08/31/18	10.02	0.19	(0.01)	0.18	(0.19)	-	(0.19)	10.01	1.77	723,926	0.30		0.36		1.94		35
Class R6
Six months ended 02/28/23	9.95	0.14	0.02	0.16	(0.14)	-	(0.14)	9.97	1.60	2,493	0.29	(d)	0.29	(d)	2.81	(d)	21
Year ended 08/31/22	10.09	0.06	(0.13)	(0.07)	(0.06)	(0.01)	(0.07)	9.95	(0.66)	3,709	0.29		0.29		0.62		53
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27		0.31		0.42		68
Period ended 08/31/20(g)	10.05	0.05	0.04	0.09	(0.03)	-	(0.03)	10.11	0.90	123	0.25	(d)	0.29	(d)	1.75	(d)	42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 2, 2018.
(f)	Commencement date of December 10, 2019.
(g)	Commencement date of May 15, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Conservative Income Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available and unreliable are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from

15	Invesco Conservative Income Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of the Fund that holds securities of that entity will be adversely impacted.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social

16	Invesco Conservative Income Fund

and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.25%

Over $1 billion	0.22%

For the six months ended February 28, 2023, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser reimbursed class level expenses of $63,920, $55,350, $0 and $0 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the

17	Invesco Conservative Income Fund

additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$303,312	$778,032	$1,081,344

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $379,532,687 and $308,540,028, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$679,708

Aggregate unrealized (depreciation) of investments	(25,578,932)

Net unrealized appreciation (depreciation) of investments	$(24,899,224)

Cost of investments for tax purposes is $2,628,215,600.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	18,197,155	$180,459,062	29,664,121	$296,751,006

Class Y	14,578,332	144,615,723	20,449,805	204,267,111

Institutional Class	54,945,345	545,086,540	115,089,969	1,149,293,178

Class R6	1,005	10,000	455,276	4,584,980

Issued as reinvestment of dividends:
Class A	594,470	5,904,613	344,092	3,430,847

Class Y	531,502	5,276,797	237,476	2,367,169

Institutional Class	2,223,688	22,077,947	902,937	9,002,276

Class R6	3,770	37,485	3,159	31,604

Reacquired:
Class A	(36,865,408)	(366,171,374)	(79,787,527)	(798,190,866)

Class Y	(18,759,178)	(186,309,766)	(37,560,815)	(375,993,208)

Institutional Class	(71,631,413)	(710,749,525)	(150,489,608)	(1,504,333,264)

Class R6	(127,548)	(1,267,506)	(842,606)	(8,454,749)

Net increase (decrease) in share activity	(36,308,280)	$(361,030,004)	(101,533,721)	$(1,017,243,916)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,016.50	$2.00	$1,022.81	$2.01	0.40%
Y	1,000.00	1,016.00	1.50	1,023.31	1.51	0.30
Institutional	1,000.00	1,016.20	1.35	1,023.46	1.35	0.27
R6	1,000.00	1,016.00	1.45	1,023.36	1.45	0.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Conservative Income Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-22957 and 333-195218	Invesco Distributors, Inc.	CINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM	13. EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 3, 2023